Goodwill, Software and other intangible assets	12 Months Ended
Mar. 31, 2016
Goodwill, Software and other intangible assets

9.    Goodwill, Software and other intangible assets:

Goodwill—

The amount of goodwill included in the mobile communications business segment is mainly related to NTT DOCOMO’s share repurchase program. The repurchases of shares by NTT DOCOMO resulting in increases in NTT’s ownership interest in NTT DOCOMO were accounted for as acquisitions of minority interests using the purchase method, but have been accounted for as equity transactions with noncontrolling interests since April 2009.

The changes in goodwill by reportable segment for the fiscal years ended March 31, 2015 and 2016 are as follows:

	2015
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2014	¥369,679	¥492,099	¥222,287	¥2,571	¥1,086,636
Goodwill acquired during year	37,799	—	2,870	—	40,669
Impairment losses	(3,464)	—	—	—	(3,464)
Foreign currency translation adjustments	44,312	5,918	19,118	—	69,348
Other	(6,226)	(802)	—	—	(7,028)

Balance at March 31, 2015	¥442,100	¥497,215	¥244,275	¥2,571	¥1,186,161

	2016
	Long distance and international communications business	Mobile communications business	Data communications business	Other	Total
	Millions of yen
Balance at March 31, 2015	¥442,100	¥497,215	¥244,275	¥2,571	¥1,186,161
Goodwill acquired during year	84,712	—	17,521	—	102,233
Impairment losses	(4,719)	—	—	—	(4,719)
Foreign currency translation adjustments	(22,754)	(3,175)	(17,037)	—	(42,966)
Other	(2,700)	(10,937)	2,136	—	(11,501)

Balance at March 31, 2016	¥496,639	¥483,103	¥246,895	¥2,571	¥1,229,208

Software and Other intangible assets—

The following table presents the major components of software and other intangible assets as of March 31, 2015 and 2016.

	2015	2016
	Millions of yen
Amortizable intangible assets:
Computer software	¥6,129,753	¥6,207,423
Rights to use utility facilities	337,496	338,098
Other	489,844	489,233
Accumulated amortization	(5,390,151)	(5,530,456)

Total amortizable intangible assets	1,566,942	1,504,298

Non-amortizable intangible assets:
Trademarks and trade names	55,859	53,356
Rights to acquire the building	16,792	16,792
Other	21,915	30,013

Total non-amortizable intangible assets	94,566	100,161

Total	¥1,661,508	¥1,604,459

The amount of amortizable intangible assets acquired during the fiscal year ended March 31, 2016 was ¥400,321 million, the main component of which was Computer software in the amount of ¥348,495 million.

The aggregate amortization expense for amortizable intangible assets for the fiscal years ended March 31, 2014, 2015 and 2016 were ¥493,436 million, ¥449,993 million and ¥417,191 million, respectively. The amount of Accumulated amortization of Computer software, which was included in Accumulated amortization, at March 31, 2015 and 2016 was ¥4,881,797 million and ¥4,994,941 million, respectively.

Computer software is recognized at cost and is amortized on a straight-line basis over its estimated useful life, which is generally from five to seven years. Rights to use utility facilities are acquired using lump-sum cash payments and mainly consist of cable tunnels and public use joint tunnels. Such rights are recorded at cost and are amortized on a straight-line basis over their estimated useful lives of 50 years. Other intangible assets are also recognized at cost and amortized on a straight-line basis over their estimated useful lives averaging 12 years.

Trademarks and trade names are intangible assets with indefinite lives acquired through business combinations.

On March 31, 2014, in connection with the Otemachi 2-Chome Area Redevelopment Project, NTT was granted a co-ownership interest of land worth ¥45,429 million and a right to acquire the proprietary floor space worth ¥16,792 million in the new building, through an exchange of its leasehold and other rights.

For the fiscal year ended March 31, 2014, NTT included these rights in “Property” and “Other intangible assets,” respectively, in its consolidated balance sheets and also recorded a ¥59,996 million gain resulting from the difference between the fair value of the acquired assets and the book value of the transferred leasehold and other rights under “Other, net” of “Other income (expenses)” in the consolidated statements of income.

The estimated aggregate amortization expenses for intangible assets during each of the five years ending March 31 are as follows:

Fiscal year ending March 31	Millions of yen
2017	¥406,980
2018	322,113
2019	247,966
2020	174,210
2021	115,201